Subsequent Events	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 – SUBSEQUENT EVENTS

Series C Preferred Stock

On January 19, 2026, the Company entered into securities purchase agreements with certain accredited investors for a private placement of up to 1,250,000 shares of newly designated Series C Convertible Preferred Stock at a purchase price of $4.00 per share, for aggregate gross proceeds of up to $5.0 million.

The Series C is convertible into shares of the Company’s common stock at a price per share equal to 90% of the Company’s Initial Public Offering (“IPO”) price or other qualified public offering price, qualified financing offering price, or qualified disposition price, subject to adjustment, as defined in the Certificate of Designation.

If a qualified public offering is not completed on or before September 30, 2026, the Company is required to redeem the Series C Convertible Preferred Stock and return the purchase price to the investors in accordance with the terms of the securities purchase agreements.

Upon receipt of funds by the escrow agent, the purchase price payable by the investors shall be deposited into a segregated escrow account, pursuant to the terms of an escrow agreement between the Company and the Escrow Agent, and disbursed in accordance therewith, which funds shall be released to the Company only upon the consummation of an IPO or, upon a redemption or termination pursuant to the Securities Purchase Agreement, released to the Investors in an amount equal to the principal invested plus all accrued and unpaid dividends.

Through the issuance date of these unaudited condensed consolidated financial statements, the Company has $2,628,000 in escrow pursuant to Series C subscriptions.

Stock Options

On January 31, 2026, the Company granted 115,000 stock options at an exercise price of $3.60 per share, vesting 25% upon completion of an initial public offering and the remainder monthly thereafter over 48 months, with a ten-year contractual term.

NOTE 13 – SUBSEQUENT EVENTS In October 2025, the Company received $150,000 pursuant to its subscription receivable (see Note 8).